ACCOUNTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Oct. 31, 2022
Accounts And Other Receivables
SUMMARY OF ACCOUNTS AND OTHER RECEIVABLES
	October 31, 2022	October 31, 2021	January 31, 2021
Trade receivables	$103,471	$36,734	$7,206
Sales taxes receivable	71,785	124,313	73,953
	$175,256	$161,047	$81,159